Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Bonds Payable at Par Value	The following table presents the par value of the bonds payable:

Issue date	Maturity date	Interest rate p.a.	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
22 March 2019	22 March 2029	4.28%	35,000	35,000

Total			35,000	35,000